Accounts Payable and Other Liabilities (Details) - Schedule of Other Liabilities - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Schedule of Other Liabilities [Abstract]
Related parties	$ 677,000	$ 677,000
Deferred payment related to Business Combination	498,772	492,799
Wages	265,745	221,141
Taxes	30,926	23,334
Others	366,914	271,371
Total Other liabilities	$ 1,839,357	$ 1,685,645